SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Aug. 31, 2023
Equity [Abstract]
Schedule of Share Purchase and Redemption Activity
Our share purchase activity during fiscal 2023 is as follows:

	Accenture plc Class A Ordinary Shares		Accenture Canada Holdings Inc. Exchangeable Shares
	Shares	Amount	Shares	Amount
Open-market share purchases (1)	12,773,304	$3,631,369	—	$—
Other share purchase programs	—	—	26,735	7,874
Other purchases (2)	2,540,236	691,160	—	—
Total	15,313,540	$4,322,529	26,735	$7,874
(1)We conduct a publicly announced open-market share purchase program for Accenture plc Class A ordinary shares. These shares are held as treasury shares by Accenture plc and may be utilized to provide for select employee benefits, such as equity awards to our employees.
(2)During fiscal 2023, as authorized under our various employee equity share plans, we acquired Accenture plc Class A ordinary shares primarily via share withholding for payroll tax obligations due from employees and former employees in connection with the delivery of Accenture plc Class A ordinary shares under those plans. These purchases of shares in connection with employee share plans do not affect our aggregate available authorization for our publicly announced open-market share purchase and the other share purchase programs.
Schedule of Dividend
Our dividend activity during fiscal 2023 is as follows:

	Dividend Per Share	Accenture plc Class A Ordinary Shares		Accenture Canada Holdings Inc. Exchangeable Shares		Total Cash Outlay
Dividend Payment Date		Record Date	Cash Outlay	Record Date	Cash Outlay
November 15, 2022	$1.12	October 13, 2022	$704,938	October 11, 2022	$629	$705,567
February 15, 2023	1.12	January 12, 2023	707,156	January 10, 2023	866	708,022
May 15, 2023	1.12	April 13, 2023	707,002	April 11, 2023	740	707,742
August 15, 2023	1.12	July 13, 2023	705,339	July 11, 2023	724	706,063
Total Dividends			$2,824,435		$2,959	$2,827,394